ACQUISITIONS (Details 2)	1 Months Ended
Jun. 29, 2018
Customer Relationships [Member]
Estimated useful lives	3 years
Non-Compete Agreements [Member]
Estimated useful lives	5 years
Workforce Acquired [Member]
Estimated useful lives	3 years